UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22671

ALLIANCEBERNSTEIN MULTI-MANAGER

ALTERNATIVE FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: March 31, 2013

Date of reporting period: December 31, 2012

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Multi-Manager Alternative Fund

Portfolio of Investments

December 31, 2012 (unaudited)

Company	Shares	U.S. $ Value
INVESTMENT COMPANIES - 100.5%
Long/Short Equity - 35.1%
Coatue Fund	80,000	$7,936,182
Criterion Horizons	6,000	6,032,625
Luminus Energy Partners	6,000	6,115,726
Pershing Square International	8,000	8,431,499
The Egerton European Dollar Fund	800,000	8,153,356
Tybourne Equity Fund	8,000	7,982,296
White Elm Capital	5,000	5,042,384
WMI - Bay Pond Partners	600,000	6,087,097

		55,781,165

Event Driven - 27.3%
Canyon Balanced Fund	8,000	8,173,921
CQS Directional Opportunities Fund	2,088	5,271,017
Empyrean Capital Overseas Fund	5,000	5,026,640
Fir Tree International Value Fund	2,400	6,237,719
King Street Capital	56,998	5,100,834
Luxor Capital Partners	5,000	5,108,107
Senator Global Opportunity Fund	6,000	6,252,337
Third Point Fund	20,000	2,175,736

		43,346,311

Credit/Distressed - 22.5%
Claren Road Credit Fund	8,000	8,164,605
Halcyon Asset-Backed Value Fund	7,000	7,178,297
Oaktree Value Opportunities Fund	4,971	5,125,056
Saba Capital Fund	5,000	4,864,269
Silver Point Capital Fund	495	5,235,778
Stone Lion Fund	5,000	5,095,741

		35,663,746

Emerging Markets - 7.9%
Discovery Global Opportunity Fund	16,260	6,217,975
Spinnaker GEM Holdings	60,000	6,378,997

		12,596,972

Global Macro - 7.7%
Brevan Howard Multi-Strategy Fund	107,277	6,089,138
MKP Opportunity	60,000	6,178,372

		12,267,510

Total Investments - 100.5% (cost $156,000,000) (a)		159,655,704
Other assets less liabilities - (0.5)%		(735,227)

Net Assets - 100.0%		$158,920,477

(a)	As of December 31, 2012, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $3,872,956 and gross unrealized depreciation of investments was $(217,252), resulting in net unrealized appreciation of $3,655,704.

AllianceBernstein Multi-Manager Alternative Fund

December 31, 2012 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset (including those valued based on their market values) or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2012:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Investment Companies:
Long/Short Equity	$	– 0	–	$14,185,981		$41,595,184		$55,781,165
Event Driven		– 0	–	7,446,753		35,899,558		43,346,311
Credit/Distressed		– 0	–	15,342,902		20,320,844		35,663,746
Emerging Markets		– 0	–	– 0	–	12,596,972		12,596,972
Global Macro		– 0	–	12,267,510		– 0	–	12,267,510

Total Investments in Securities		– 0	–	49,243,146		110,412,558		159,655,704
Other Financial Instruments*		– 0	–	– 0	–	– 0	–	– 0	–

Total	$	– 0	–	$49,243,146		$110,412,558		$159,655,704

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long/Short Equity			Event Driven			Credit/Distressed
Balance as of 10/01/12(a)	$	– 0	–	$	– 0	–	$	– 0	–
Accrued discounts/(premiums)		– 0	–		– 0	–		– 0	–
Realized gain (loss)		– 0	–		– 0	–		– 0	–
Change in unrealized appreciation/depreciation		595,184			899,558			320,844
Purchases		41,000,000			35,000,000			20,000,000
Sales		– 0	–		– 0	–		– 0	–
Transfers in to Level 3		– 0	–		– 0	–		– 0	–
Transfers out of Level 3		– 0	–		– 0	–		– 0	–

Balance as of 12/31/12		$41,595,184			$35,899,558			$20,320,844

Net change in unrealized appreciation/depreciation from Investments held as of 12/31/12		$595,184			$899,558			$320,844

	Emerging Markets			Total
Balance as of 10/01/12(a)	$	– 0	–	$	– 0	–
Accrued discounts/(premiums)		– 0	–		– 0	–
Realized gain (loss)		– 0	–		– 0	–
Change in unrealized appreciation/depreciation		596,972			2,412,558
Purchases		12,000,000			108,000,000
Sales		– 0	–		– 0	–
Transfers in to Level 3		– 0	–		– 0	–
Transfers out of Level 3		– 0	–		– 0	–

Balance as of 12/31/12		$12,596,972			$110,412,558

Net change in unrealized appreciation/depreciation from Investments held as of 12/31/12		$596,972			$2,412,558

(a)	Commencement of operations.

The following presents information about significant unobservable inputs related to the Fund’s Level 3 investments at December 31, 2012:

	Quantitative Information about Level 3 Fair Value Measurements
	Fair Value at 12/31/2012	Valuation Technique	Unobservable Input	Range
Long/Short Equity	$41,595,184	Underlying Hedge Fund Administrator	Monthly Valuation	$9.99-$1,061.04
Event Driven	$35,899,558	Underlying Hedge Fund Administrator	Monthly Valuation	$142.62-$10,527.37
Credit/Distressed	$20,320,844	Underlying Hedge Fund Administrator	Monthly Valuation	$970.02-$10,579.44
Emerging Markets	$12,596,972	Underlying Hedge Fund Administrator	Monthly Valuation	$103.01-$747.08

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a monthly basis to implement these policies and procedures. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

In addition, there are several processes outside of the pricing process that are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Multi-Manager Alternative Fund, Inc.

By:	/s/ Christopher J. Bricker
Christopher J. Bricker
President

Date:	February 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Christopher J. Bricker
Christopher J. Bricker
President

Date:	February 25, 2013

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	February 25, 2013